As filed with the Securities and Exchange Commission on February 21, 2008

File Nos.  33-_____

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

☐	Pre-Effective Amendment No.	☐	Post-Effective Amendment No.

FIRSTHAND FUNDS
(Exact name of Registrant as Specified in Charter)

125 South Market, Suite 1200, San Jose, California 95113
(Address of Principal Executive Offices)

(408) 294-2200
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, California 95113
(Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, California 95113

David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor, San Francisco, California 94105

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on March 24, 2008 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

FIRSTHAND FUNDS
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14 Item No.		Prospectus/Proxy Statement Caption

Part A
Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

Item 3.	Fee Table, Synopsis Information and Risk Factors	Summary; Appendix D: Expense Summaries of TIF, GTF and TVF

Item 4.	Information About the Transaction	Letter to Shareholders; Summary; The Reorganizations

Item 5.	Information About the Registrant	Not Applicable

Item 6.	Information About the Companies Being Acquired	Summary; Appendix D: Expense Summaries of TIF, GTF and TVF; Appendix E: Comparison of Fundamental Policies and Limitations of TIF, GTF and TVF

Item 7.	Voting Information	Voting Matters

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B		Statement of Additional Information Caption

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Table of Contents

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Firsthand Funds dated April 30, 2007[1]

_________________
1                     Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A dated April 30, 2007 (File No. 33-73832).

Item 13.	Additional Information About the Company Being Acquired	Statement of Additional Information of Firsthand Funds dated April 30, 2007[1]

Item 14.	Financial Statements	Annual Report of Firsthand Funds for fiscal year ended December 31, 2007[2]

Part C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

_________________
2      Firsthand Funds’ Annual Report for the fiscal year ended December 31, 2007 has not been filed as of the date of this filing. Firsthand Funds’ Annual Report for the fiscal year ended December 31, 2006 is incorporated herein by reference to the Annual Report of the Registrant on Form N-30D filed March 1, 2007 (File No. 811-08268).

Part A
Prospectus/Proxy Statement

FIRSTHAND FUNDS
125 South Market, Suite 1200
San Jose, California 95113
Telephone: 1.888.884.2675
March __, 2008

DEAR SHAREHOLDERS OF FIRSTHAND TECHNOLOGY INNOVATORS FUND AND FIRSTHAND GLOBAL TECHNOLOGY FUND:

We are pleased to invite you to a joint special meeting of shareholders of Firsthand Technology Innovators Fund (“TIF”) and Firsthand Global Technology Fund (“GTF”), each a series of Firsthand Funds. The meeting will be held at ______ A.M., Pacific Time, on May ___, 2008, at ________________ (the “Meeting”). For TIF shareholders, the purpose of the Meeting is to obtain TIF shareholder approval for a reorganization of TIF into Firsthand Technology Value Fund (“TVF”), another mutual fund in the Firsthand Funds family (the “TIF Reorganization”). For GTF shareholders, the purpose of the Meeting is to obtain GTF shareholder approval for a reorganization of GTF into TVF (the “GTF Reorganization”).  Each of TIF and GTF is called an “Acquired Fund” and together, the “Acquired Funds”.  The TIF Reorganization and the GTF Reorganization are jointly called the “Reorganizations”.    Each of TIF, GTF and TVF are called a “Fund” and collectively, the “Funds”.

The investment objective of each of TIF and GTF is identical to that of TVF and the investment risks of the Acquired Funds are substantially similar to those of TVF.  The principal investment strategies of each Acquired Fund, however, differ from those of TVF.  Those differences are discussed in more detail in the enclosed Combined Proxy Statement and Prospectus.  In each case, if a Reorganization is approved by an Acquired Fund’s shareholders, it is expected to result in total operating expense ratios that are lower than those that currently apply to the Acquired Fund.

The Reorganizations will not cause a change to the investment adviser; all the Funds are managed by Kevin Landis individually.  In addition, the features and services that are available to you today as an Acquired Fund shareholder will continue to be available to you as a TVF shareholder after the Reorganizations.

THE BOARD OF TRUSTEES OF FIRSTHAND FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATIONS.

The Reorganizations offer several potential benefits.  First, by merging an Acquired Fund into TVF, shareholders of the Acquired Fund would benefit from economies of scale, as TVF has a substantially larger asset base than either Acquired Fund.  In addition, the Reorganizations would result in a lower overall expense ratio for the Acquired Funds’ shareholders.

If shareholder approval is obtained and the other conditions to the Reorganizations are satisfied, it is anticipated that each Acquired Fund will be reorganized into TVF during the second quarter of 2008, when the Acquired Fund shares will be exchanged for Investor Class shares of TVF of equal dollar value.  As a result of the Reorganizations you will become a shareholder of TVF instead of that of an Acquired Fund.  The exchange of shares in the Reorganizations is expected to be tax-free under federal income tax law.  If shareholder approval is obtained for one Acquired Fund’s Reorganization but not for the other, the Board may, in its discretion, proceed only with the closing of the Reorganization that has received shareholders approval.

The formal Notice of Special Meeting, Combined Proxy Statement/Prospectus, and Proxy Ballot are enclosed.  The Reorganizations and the reasons for the unanimous recommendation of the Board to approve and recommend the Reorganizations are discussed in more detail in the enclosed materials, which you should read carefully.  If you have any questions, please do not hesitate to contact us at the toll-free number listed above.

We look forward to your attendance at the Meeting or to receiving your Proxy Ballot so that your shares may be voted at the Meeting.

Sincerely,

KEVIN LANDIS
President and Chairman of the Board of Firsthand Funds

FIRSTHAND FUNDS
125 South Market, Suite 1200
San Jose, California 95113
Telephone:  1.888.884.2675

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF FIRSTHAND TECHNOLOGY INNOVATORS FUND AND FIRSTHAND GLOBAL
TECHNOLOGY FUND

To Be Held on May __, 2008

DEAR SHAREHOLDERS OF FIRSTHAND TECHNOLOGY INNOVATORS FUND AND FIRSTHAND GLOBAL TECHNOLOGY FUND:

PLEASE TAKE NOTE THAT a special meeting of shareholders of two series of Firsthand Funds: Firsthand Technology Innovators Fund (“TIF”) and Firsthand Global Technology Fund (“GTF”), (each an “Acquired Fund”) will be held at _____ A.M., Pacific Time, on May ___ 2008, at _______________________, for the purpose of considering and voting upon:

ITEM 1 (To be voted only by shareholders of Firsthand Technology Innovators Fund).  A proposed Agreement and Plan of Reorganization dated February __, 2008, that provides for the reorganization of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund,

ITEM 2 (to be voted only by shareholders of Firsthand Global Technology Fund).  A proposed Agreement and Plan of Reorganization dated February __, 2008, that provides for the reorganization of Firsthand Global Technology Fund into Firsthand Technology Value Fund.

ITEM 3.  (to be voted by shareholders of both TIF and GTF) Such other business as may properly come before the meeting or any adjournment(s).

Item 1 and Item 2 are described in the attached Combined Proxy Statement/Prospectus.

THE BOARD OF TRUSTEES OF FIRSTHAND FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS.

Shareholders of record as of the close of business on _______________ are entitled to notice of, and to vote at, the meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF FIRSTHAND FUNDS.  THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING.  SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXIES:  (1) BY TELEPHONE AT___________; OR (2) ONLINE AT THE WEBSITE WWW.PROXYWEB.COM.  PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO FIRSTHAND FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY BALLOT OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Trustees,

YAKOUB N. BELLAWALA
Secretary of Firsthand Funds

_____________________, 2008

COMBINED PROXY STATEMENT/PROSPECTUS
Dated ____________ ___, 2008

FIRSTHAND FUNDS
125 South Market
Suite 1200
San Jose, California 95113
Telephone:  1.888.884.2675

For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated.  A list of these terms and their corresponding full names or definitions can be found at the end of this Proxy/Prospectus in Appendix A.  A shareholder may find it helpful to review the terms and names in Appendix A before reading the Proxy/Prospectus.

This Proxy/Prospectus, which should be retained for future reference, sets forth concisely the information about the proposed Reorganizations of Firsthand Technology Innovators Fund (“TIF”) and Firsthand Global Technology Fund (“GTF” and, together with TIF, the “Acquired Funds”) into Firsthand Technology Value Fund (“TVF” and, together with the Acquired Funds, the “Funds”) and the information about TVF that a shareholder of either Acquired Fund should know before deciding how to vote.  It is both a proxy statement for the Meeting and a prospectus offering shares in TVF.

Additional information about the Funds is available in their combined prospectus, combined statement of additional information (or SAI), and combined annual and semi-annual reports to shareholders.  The information contained in the prospectus for TIF, GTF and TVF is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference.  The Funds’ combined prospectus dated April 30, 2007, annual report to shareholders for the fiscal year ended December 31, 2007, and semi-annual report to shareholders for the fiscal period ended June 30, 2007, have previously been mailed to shareholders.  The SAI relating to this Proxy/Prospectus also is incorporated by reference and is dated April 30, 2007.  Additional copies of any of these documents are available without charge by writing to the address given above or by calling 1.888.884.2675.  These documents also are available on the SEC website at www.sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Meeting has been called for TIF shareholders to consider a Reorganization Agreement dated February __, 2008 that provides for the reorganization of TIF into TVF (the “TIF Reorganization Agreement”) and for GTF shareholders to consider a Reorganization Agreement dated February __, 2008 that provides for the reorganization of GTF into TVF (the “GTF Reorganization Agreement” and, together with the TIF Reorganization Agreement, the “Reorganization Agreements”).  It is expected that this Proxy/Prospectus will be mailed to shareholders on or about __________________, 2008.  At the Meeting, shareholders will be asked to approve the Reorganization Agreements.

SUMMARY

The following is an overview of certain information relating to the proposed Reorganizations.  More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Overview of the Reorganization Agreements

The documents that govern the Reorganizations are the Reorganization Agreements.  The Reorganization Agreements provide for:  (i) the transfer of all of the assets and liabilities of an Acquired Fund to TVF in exchange for shares of equal value of the same class (Investor Class) of TVF; and (ii) the distribution of TVF shares to Acquired Fund shareholders in liquidation of each Acquired Fund.  The Reorganizations are subject to a number of conditions, including approval by shareholders of each Acquired Fund.

As a result of the Reorganizations, an Acquired Fund’s shareholders will become shareholders of TVF and will hold, immediately after the Reorganizations, TVF shares having a total dollar value equal to the total dollar value of the shares of an Acquired Fund that the shareholder held immediately before the Reorganizations.  If approved, the Reorganization is expected to occur on or about ____________, 2008.  The exchange of an Acquired Fund’s shares for TVF shares in the Reorganizations is expected to be tax-free under federal income tax law and Acquired Fund shareholders will not pay any sales charge or sales load on the exchange.  Furthermore, Firsthand Capital Management, Inc. (the “Adviser” or “FCM”) has agreed to bear all customary expenses of the Reorganizations.  Therefore, none of the Funds, or their respective shareholders, is expected to bear those expenses.  The Funds, however, ordinarily bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money, and will bear these expenses and any extraordinary expenses that may be associated with the Reorganizations.

For more information about the Reorganizations and the Reorganization Agreements, see “The Reorganizations – Description of the Reorganization Agreements.”

Overview of Investment Objectives and Principal Investment Strategies

The investment objectives of the Acquired Funds and TVF are identical.  The principal investment strategies of the Acquired Funds and TVF, however, are somewhat different.  Both of the Acquired Funds, under normal circumstances, invest at least 80% of their assets in high-technology companies. TIF invests primarily in equity securities of high-technology companies that the Adviser considers to be best positioned to introduce “breakthrough” products in the fastest-growing markets in the technology sector, whereas GTF invests primarily in equity securities of high-technology companies, both domestic and foreign, that the Adviser considers to be best positioned to benefit significantly from the adoption of new technologies worldwide.  TVF invests at least 80% of its assets in high-technology companies, primarily in equity securities of high-technology companies the Adviser believes are undervalued and have potential for capital appreciation.  The Funds may invest in companies of any size.  For additional information about the similarities and differences between the principal investment strategies of TIF, GTF and TVF, see “The Reorganizations – Comparison of Investment Management, Investment Objective and Principal Investment Strategies.”

Overview of Service Providers

The Acquired Funds and TVF have the same service providers, including FCM as investment adviser and administrator.  Please see the discussion under “The Reorganizations – Comparison of Advisory and Other Service Arrangements and Fees.”

Overview of Purchase, Redemption, Distribution, Exchange, and Other Procedures

The purchase, redemption, distribution, exchange, and other policies and procedures of the Acquired Funds are identical to those of the Investor Class shares of TVF.  For more information concerning these policies and procedures, see “The Reorganizations – Comparison of Purchase, Redemption, Distribution, and Exchange Policies and other Shareholder Transactions and Services.”

Fee Table

The table shows:  (i) the current expense ratios of the Funds as of December 31, 2007; and (ii) the anticipated pro forma expense ratio of TVF after the Reorganizations.  The table shows that the pro forma expense ratio of TVF after the Reorganizations is expected to be lower than GTF’s current expense ratio.  The expense ratios shown are annualized total operating expense ratios.  Pro forma expense ratios are based upon current fee arrangements that will continue to remain in place upon consummation of the Reorganizations and assume that the Acquired Funds’ shareholders approve the Reorganizations.

	Current TIF	Current GTF	Current TVF	Pro Forma After Reorganizations
Management Fee	1.50%	1.50%	1.50%	1.50%
Rule 12b-1 Fees	None	None	None	None
Other Fees	0.45%	0.45%	0.43%	0.42%
Total Expense Ratio	1.95% *	1.95% *	1.93%*	1.92%*

* In the Advisory Agreements, FCM agreed to reduce its fees and/or make expense reimbursements so that each Fund’s total annual operating expenses are limited to 1.95% of the Fund’s average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Federal Income Tax Consequences

The Reorganizations generally are not expected to result in the recognition of gain or loss, for federal income tax purposes, by TIF, GTF, TVF, or their respective shareholders.  However, the use of the Acquired Funds’ capital loss carryforwards and losses realized upon the sale of TIF and GTF assets against future capital gains may be substantially reduced or even eliminated as a result of the Reorganizations.  See “The Reorganizations – Material Federal Income Tax Consequences” for additional information.  Since its inception, each Fund believes it has qualified as a “regulated investment company” under the Code.  Accordingly, each Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

Principal Risk Factors

The following principal investment risks are relevant to an investment in TVF:

•
Stock market risk – The return on and value of an investment in TVF will fluctuate in response to stock market movements.  Therefore, the most significant risk of investing in TVF is that a shareholder may lose money.  Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond the control of FCM.  There is a risk that the value of these investments will not rise as expected, or will fall, thereby causing you to lose money.

•
Non-diversification risk – TVF is a non-diversified fund.  Therefore, it invests in a smaller number of companies than a diversified fund.  A significant change in the value of one company will, therefore, have a greater impact on TVF than it would if TVF diversified its investments.  It therefore exposes shareholders to greater-than-average financial and market risk.

•
Illiquid securities risk – Illiquid securities consist primarily of equity interest in privately placed technology companies. A high level of investments in illiquid privately placed securities increases certain risks for shareholders in TVF, including the risk that the Investment Adviser may not be able to manage TVF according to its strategy because of the need to sell liquid portfolio securities in order to meet any redemption requests, further increasing the portion of illiquid securities.  If the Fund were compelled to sell illiquid privately placed securities (which usually have resale restrictions attached) before it otherwise would in order to meet redemption requests, the Fund might not be able to sell those securities quickly without a substantial discount.

•
Small-capitalization companies risk – TVF may invest a substantial portion of its assets in small-capitalization companies, which are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency.  To make a large sale of securities of smaller companies that trade in limited volumes, TVF may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

Comparison to TIF and GTF:  The investment risks of the Acquired Funds and TVF are substantially similar.  However, unlike the Acquired Funds, TVF does not have the ability to purchase and sell puts and calls on stocks and stock indices pursuant to a fundamental investment restriction.

THE REORGANIZATIONS

Description of the Reorganization Agreements

As noted in the Summary, the Reorganization Agreements are the governing documents of the Reorganizations.  Among other things, the Reorganization Agreements provide for:  (i) the transfer of all of the assets and liabilities of an Acquired Fund to TVF in exchange for shares of equal value of the same class (Investor Class) of TVF and (ii) the distribution of Investor Class shares of TVF to each Acquired Fund’s shareholders in liquidation of an Acquired Fund.  The Reorganization Agreements also set forth representations and warranties of the parties, describe the mechanics of the transaction, and include a number of conditions to the completion of the Reorganizations, such as the requirement that the Trust has received an opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Trust, that the exchange of shares contemplated under the Reorganizations will be tax-free under federal income tax law.

The Reorganization Agreements provide that the Reorganizations may be terminated by either party before the Effective Time of the Reorganizations (which is defined as the day following the Closing of the Reorganizations) if certain conditions are not satisfied or at any time prior to the Effective Time of the Reorganizations by resolution of the Board of Trustees.  At any time before or (to the extent permitted by law) after approval of the Reorganization Agreements by the Acquired Funds’ shareholders, the parties may, by written agreement and with or without the approval of its shareholders, amend any of the provisions of the Reorganization Agreements.

Upon completion of a Reorganization, all outstanding shares of an Acquired Fund will be canceled.  Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of TVF.  The Reorganization Agreements provide that the Adviser will bear the customary expenses of the Reorganizations.

A copy of the TIF Reorganization Agreement is attached to this Proxy Statement as Appendix B.  A copy of the GTF Reorganization is attached to this Proxy Statement as Appendix C.  To the extent any language in the Reorganization Agreements is inconsistent with the discussion in this Proxy Statement, the terms of the Reorganization Agreement would control.

Reasons for the Reorganizations and Other Considerations

●
Achieving economies of scale.  The Reorganizations will offer an Acquired Fund’s shareholders the potential to benefit from economies of scale, as TVF has a substantially larger asset base than the Acquired Funds.

●	Lower expense ratios. An additional reason for the Reorganizations is that they will result in a lower overall expense ratio for shareholders of an Acquired Fund after the Reorganizations.

●
Improve liquidity for shareholders. In the case of TIF, the combination of investment in privately-placed securities and net redemptions of shares have resulted in a portfolio with a relatively high concentration of illiquid securities.  This causes additional risks to the portfolio.  By reorganizing TIF into a larger mutual fund like TVF, it provides more flexibility for portfolio management.

Board Considerations

The Board of the Trust unanimously voted to approve the Reorganization Agreements at a meeting held on February 11, 2008.  The Board (with the advice and assistance of independent counsel) reviewed and considered all relevant documents and information with respect to the Acquired Funds and, after deliberations, noted and concluded: (1) that the terms of the Reorganizations and the Reorganization Agreements were appropriate and acceptable; (2) that as a result of the Reorganizations, the total pro forma fund operating expenses would be slightly lower than the fund operating expenses currently borne by the Acquired Funds, and TVF operating expenses would not be adversely affected; (3) that TVF has a better three and five-year performance record than either Acquired Fund; (4) that Acquired Fund shareholders will experience no change in shareholder services; (5) that the Reorganizations are anticipated to be tax-free reorganizations; (6) that shareholders of neither the Acquired Funds nor TVF will bear any fees or expenses in connection with the Reorganizations, and the Adviser will bear those expenses; (7) that there would be no change in fees or expenses to be paid or borne by shareholders of TIF, GTF or TVF (directly or indirectly) after the Reorganizations; (8) that with some minor exceptions, the investment restrictions of TVF and the Acquired Funds are substantially similar and there would be no changes in TVF’s investment policies or restrictions after the Reorganizations; (9) that there may be slight benefits to the Adviser as a result of the Reorganizations due to consolidations of resources, but the Adviser may earn slightly less in administrative fees after the Reorganizations; (10) that there would be no dilution to the interests of shareholders of any of TIF, GTF or TVF as a result of the Reorganizations; (11) with respect to GTF, the risks associated with the illiquid securities currently held by TVF and to be acquired from TIF; (12) with respect to TIF, the reduction in the concentration of its holdings of illiquid securities and the additional flexibility afforded to the Adviser in managing those holdings; (13) the relatively small size and limited growth prospects of the Acquired Funds; (14) the recommendations of the Adviser; and (15) the alternatives to the Reorganizations.

Based upon their evaluation of the information presented to them and the conclusions referenced above, and in light of their fiduciary duties under federal and state law, the Board of Trustees, including all of the non-interested Trustees, determined that participation by each of TIF, GTF and TVF in the Reorganizations, as contemplated by the Reorganization Agreements, was in the best interests of each of TIF, GTF and TVF, respectively and their respective shareholders.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF FIRSTHAND TECHNOLOGY INNOVATORS FUND AND SHAREHOLDERS OF FIRSTHAND GLOBAL TECHNOLOGY FUND VOTE TO APPROVE THE REORGANIZATION AGREEMENTS.

Comparison of Investment Management, Investment Objectives, and Principal Investment Strategies

Both of the Acquired Funds and TVF are advised by FCM.  The Funds are all individually managed by Kevin Landis, the Chief Investment Officer of FCM.  Mr. Landis has been the portfolio manager for TVF since its inception in 1994.  In addition to managing TVF, TIF and GTF, Mr. Landis also serves as portfolio manager of Firsthand Technology Leaders Fund, Firsthand eCommerce Fund and Firsthand Alternative Energy Fund, three other series of the Trust.

The investment objectives of TIF and GTF are identical to that of TVF.  The principal investment strategies of TIF and GTF are similar to those of TVF, as described in the following table:

	TIF	GTF	TVF

Investment Objective	The Fund seeks long-term growth of capital.	The Fund seeks long-term growth of capital.	The Fund seeks long-term growth of capital.

Principal Investment Strategies
 Under normal circumstances, the Fund invests at least 80% of its assets in high-technology companies.  The Adviser invests the Fund’s assets in equity securities of high-technology companies that it considers to be best positioned to introduce “breakthrough” products in the fastest-growing markets in the technology sector.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. The Fund’s investments, however, tend to focus on newer, smaller companies with market capitalizations mainly in the micro- and small-cap categories.

Under normal circumstances, the Fund invests at least 80% of its assets in high-technology companies.  The Adviser invests the Fund’s assets in equity securities of high-technology companies that it considers to be best positioned to benefit significantly from the adoption of new technologies worldwide.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies.

Under normal circumstances, the Fund invests at least 80% of its assets in high-technology companies.  The Adviser invests the Fund’s assets primarily in equity securities of high-technology companies that it considers to be undervalued with potential for capital appreciation.  Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies.  The Fund’s investments may include young, relatively small companies that are not yet broadly known, or well-established companies that FCM believes are currently out of favor in the market.

TIF, GTF and TVF are operated in substantially similar ways.  The Funds share a focus on high technology companies.  A significant difference between TIF and TVF is that TIF normally invests a much larger percentage of its assets in newer, smaller companies with market capitalizations mainly in the micro- and small-cap categories.  A significant difference between GTF and TVF is that GTF normally invests a much larger percentage of its assets in equity securities of companies outside of the United States, whereas TVF specifically focuses on undervalued or under-appreciated companies, including companies that are not yet broadly known or well-established, that the Adviser believes are currently out of favor in the market.

Comparison of Investment Policies and Restrictions

TIF, GTF and TVF have very similar investment policies and investment restrictions, except that TVF has a fundamental policy that prohibits it from (i) purchasing and selling futures contracts, and (ii) purchasing and selling put and call options on stocks and stock indices.  The Acquired Funds’ fundamental policies permit them to engage in these activities.  For a detailed comparison of the fundamental investment policies of TIF, GTF and TVF, see Appendix E to this Proxy/Prospectus.

Comparison of Form of Business Organization

Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund’s existence and operation.  State law and a fund’s governing documents fill in most of these gaps and typically create additional operational rules and restrictions that funds must follow.  TIF, GTF and TVF are each different series of the same trust – Firsthand Funds.  Therefore, there is no difference in form of business organization between the Acquired Funds and TVF.  Each is a different series of the same Delaware statutory trust.

Comparison of Advisory and Other Service Arrangements and Fees

TIF, GTF and TVF have the same service providers.  Immediately after the Reorganizations, these service providers are expected to continue to serve TVF in the capacities indicated below.

Service Providers for TIF, GTF and TVF:
Investment Adviser	Firsthand Capital Management, Inc.
Distributor	ALPS Distributors, Inc.
Administrator	Firsthand Capital Management, Inc.
Sub-Administrator	Citi Fund Services Ohio, Inc.
Custodian	PFPC Trust
Fund Accountant	Citi Fund Services Ohio, Inc.
Transfer Agent	Citi Fund Services Ohio, Inc.
Independent Accountants	Tait, Weller & Baker LLP

Investment Advisory Services and Fees

FCM serves as the investment adviser for TIF, GTF and TVF, which each pay an advisory fee, computed daily and paid monthly, to FCM based on their respective average daily net assets.  Currently the annual advisory fee rate for each of TIF, GTF and TVF is 1.50%.  Attached hereto as Appendix D are tables comparing the current fees and expenses of TIF, GTF and TVF, as well as the anticipated fees and expenses of TVF after the Reorganizations.

Comparison of Purchase, Redemption, Distribution, and Exchange Policies and Other Shareholder Transactions and Services

After the Reorganizations, an Acquired Fund’s shareholders will hold shares of the same class of TVF that they held in TIF or GTF.  Currently, TIF and GTF offer only a single class of shares – Investor Class.  Even though TVF offers two classes of shares, Investor Class shares and Adviser Class shares, only Investor Class shares are involved in the Reorganizations.  Therefore, a an Acquired Fund’s shareholder who owns shares of an Acquired Fund will, immediately after the Reorganizations, hold an equal total dollar amount of Investor Class shares in TVF.  Accordingly, all of the purchase, redemption, distribution, and exchange policies as well as other shareholder transactions and services applicable to a shareholder’s Investor Class shares will remain unaffected and unchanged by the Reorganizations.  No sales charges, sales loads, or redemption fees will be imposed in connection with the exchange of shares in the Reorganizations.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to you as a TIF or GTF shareholder.  It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of TIF or GTF shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of TIF or GTF shares as part of a hedge, straddle, or conversion transaction; a person that does not hold TIF or GTF shares as a capital asset at the time of the Reorganizations; or an entity taxable as a partnership for U.S. federal income tax purposes.

Firsthand Funds has not requested and will not request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganizations or any related transaction.  The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained.  You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganizations to you, including the applicability and effect of any state, local, or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of Firsthand Funds to consummate the Reorganizations is conditioned upon the receipt of an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganizations will each be treated as a “reorganization” under Section 368(a) of the Code and that TIF, GTF and TVF will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganizations.  Provided that the Reorganizations so qualify and TIF, GTF and TVF are so treated, for U.S. federal income tax purposes, generally:

●           None of TIF, GTF or TVF will recognize any gain or loss as a result of the Reorganizations.

●         An Acquired Fund shareholder will not recognize any gain or loss as a result of the receipt of TVF shares in exchange for such shareholder’s Acquired Fund shares pursuant to the Reorganizations.

●          An Acquired Fund shareholder’s aggregate tax basis in TVF shares received pursuant to the Reorganizations will equal such shareholder’s aggregate tax basis in the Acquired Fund shares held immediately before the Reorganizations.

●          An Acquired Fund shareholder’s holding period for TVF shares received pursuant to the Reorganizations will include the period during which the Acquired Fund shares have been held by the shareholder.

The tax opinion described above will be based upon facts, representations, and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Firsthand Funds, on behalf of TIF, GTF and TVF, including representations in a certificate to be delivered by the management of Firsthand Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.  This certificate will include a representation to the effect that TVF has no plan or intention to sell or otherwise dispose of more than sixty-six percent of an Acquired Fund’s assets acquired in the Reorganizations any sooner than the Acquired Fund would have, had such assets continued to be held by the Acquired Fund.

As of December 31, 2007, TIF had accumulated capital loss carryforwards of $__________ and net unrealized depreciation in its assets of $__________; GTF had accumulated capital loss carryforwards of $__________ and net unrealized depreciation in its assets of $__________.  TVF’s ability to use these losses and any additional losses of either TIF or GTF between January 1, 2008, and the Reorganizations (in the case of unrealized losses, once such losses are realized in TVF’s hands) to offset its future capital gains will be significantly limited.  While the ability of TVF to absorb tan Acquired Fund’s realized capital loss carryforwards and unrealized capital losses in the future depends upon a variety of factors that cannot be known in advance, it is expected that substantially all of such losses will become permanently unavailable for use by TVF.  Furthermore, the losses of an Acquired Fund that remain available to TVF will offset capital gains after the Reorganizations and thus reduce taxable distributions to a broader group of shareholders than would have been the case absent the Reorganizations.  Therefore, you may pay more taxes, or pay taxes sooner, than you otherwise would if the Reorganizations did not occur.

Since its formation, each Fund believes it has qualified as a separate “regulated investment company” under the Code.  Accordingly, each of the Funds believes that it has been, and expects to continue to be, relieved of federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.  In connection with the Reorganizations, an Acquired Fund may be required to pay one or more distributions, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard for any deduction for distributions paid).  You must include any such distributions you receive in your taxable income.  To the extent that an Acquired Fund realizes any capital gain prior to the Reorganizations, it expects to have sufficient capital loss carryforwards to offset any such gain, and therefore does not anticipate distributing any such gain.

Capitalization

The following tables show the total net assets, number of shares outstanding and net asset value per share of the Funds.  This information is generally referred to as the “capitalization.” The term “pro forma capitalization” means the expected capitalization of TVF after it has combined with the Acquired Funds, i.e., as if the Reorganizations had already occurred.

These capitalization tables are based on figures as of December 31, 2007.  The ongoing investment performance and daily share purchase and redemption activity of GTF and TVF affects capitalization.  Therefore, the capitalization on the date of the closing of the Reorganizations (the “Closing Date”) may vary from the capitalization shown in the following tables.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Firsthand Technology Innovators Fund	$19,490,421	1,657,623	$11.76

Firsthand Global Technology Fund	$ 11,605,787	2,212,031	$5.25

Firsthand Technology Value Fund (Investor Class)	$382,778,431	8,596,505	$44.53

Pro Forma Combined Fund	$413,874,639	9,294,825	$44.53

VOTING MATTERS

General Information

This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board.  It is expected that proxies will be primarily solicited by mail.  Officers, service contractors, and other agents of the Trust also may solicit proxies by telephone or otherwise.  All expenses incurred in connection with such solicitation will be borne by FCM.  Shareholders may submit their proxy:  (1) by mail, by marking, signing, dating, and returning the enclosed proxy ballot in the enclosed postage-paid envelope; (2) by phone at___________; or (3) by online voting at www.proxyweb.com.  Any shareholder submitting a proxy ballot may revoke it at any time before it is exercised at the Meeting by submitting a written notice of revocation addressed to Firsthand Funds at the address shown on the cover page of this Proxy/Prospectus, by a subsequently executed proxy ballot or by attending the Meeting and voting in person.

It is expected that officers and employees of the Trust and the Adviser will assist the Trust in soliciting votes from shareholders of the Acquired Funds at no cost to the Trust.

Only shareholders of record at the close of business on _______________, 2008 (the “Record Date”) will be entitled to vote at the Meeting.  On that date, TIF and GTF had ____________ and ____________ shares outstanding and entitled to vote, respectively.  Each whole and fractional share of TIF and GTF is entitled to a whole or fractional vote.

If the accompanying proxy ballot is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

Quorum

A quorum is constituted for an Acquired Fund by the presence in person or by proxy of the holders of more than one-third of the outstanding shares of that Acquired Fund entitled to vote at the Meeting.  For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but that have not been voted.  Accordingly, abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization Agreements.  Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated in the same manner as abstentions.

In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreements are not received, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote.  The Meeting may be adjourned for a reasonable period of time.  Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy.  In determining whether to adjourn the Meeting, the following factors may be considered:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to shareholders with respect to the reasons for the solicitation.  Generally, the persons named as proxies will vote those proxies that they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).  The persons named as proxies will vote on such adjournment after consideration of the best interests of all shareholders of the Funds.

Shareholder Approval

The Reorganization Agreements must be approved by the affirmative vote of a “majority of the outstanding voting securities” of each of TIF and GTF.  The term “majority of the outstanding voting securities” for an Acquired Fund as defined in the 1940 Act means:  the affirmative vote of the lesser of (i) 67% of the voting securities of that Acquired Fund present at the meeting if more than 50% of the outstanding shares of that Acquired Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of that Acquired Fund.  A vote of the shareholders of TVF is not being solicited, since their approval or consent is not necessary for the Reorganizations.

Principal Shareholders

The table below shows the name, address, and share ownership of each person known to the Trust to have ownership with respect to 5% or more of the Investor Class shares of an Acquired Fund as of the Record Date.  Each shareholder is known to own as of record the shares indicated below.  Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

Fund	Name and Address	Total Shares/Class	Percentage of Class	Percentage of Fund (All Classes)	Percentage of Fund Post Closing
Firsthand Global Technology Fund	CHARLES SCHWAB & CO INC* SPECIAL CUSTODY ACCT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS DEPT. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	___________ Investor Class	..[]	..[]	..[]

	NATIONAL FINANCIAL SERVICES CORP* FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTAN MUTUAL FUNDS DEPT 200 LIBERTY STREET NEW YORK, NY 10281-1003	___________ Investor Class	..[]	..[]	..[]

	TD AMERITRADE CLEARING, INC.* 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	___________ Investor Class	..[]	..[]	..[]

Firsthand Technology Innovators Fund	CHARLES SCHWAB & CO INC* SPECIAL CUSTODY ACCT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS DEPT. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	___________ Investor Class	..[]	..[]	..[]

	NATIONAL FINANCIAL SERVICES CORP* FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTAN MUTUAL FUNDS DEPT 200 LIBERTY STREET NEW YORK, NY 10281-1003	___________ Investor Class	..[]	..[]	..[]

	TD AMERITRADE CLEARING, INC.* 1005 NORTH AMERITRADE PLACE BELLEVUE, NE 68005	___________ Investor Class	..[]	..[]	..[]

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company.  Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.  As of the Record Date, ______________ had voting control of ____% of the outstanding shares of_____.  Accordingly, _______________may be considered to “control” that Fund.  The address of __________________ is:  ________________________.

As of the Record Date, the officers and Trustees of the Trust as a group owned ____% of all outstanding shares of TIF, and ____% of all outstanding shares of GTF.

Annual Meetings and Shareholder Meetings

The Trust presently does not hold any annual meeting of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

ADDITIONAL INFORMATION ABOUT THE TRUST

Financial Statements

The unaudited financial statements and financial highlights for shares of TIF, GTF and TVF for the semi-annual period ended June 30, 2007, and the audited financial statements for shares of TIF, GTF and TVF for the annual period ended December 31, 2007, are incorporated by reference in their combined prospectus or statement of additional information, or in the SAI related to this Proxy/Prospectus.

The annual financial statements and financial highlights of TIF, GTF and TVF for the year ended December 31, 2007, have been audited by _____________________, independent registered public accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

Other Business

The Board knows of no other business to be brought before the Meeting.  However, if any other matters properly come before the Meeting, it is the intention that proxies not containing specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

Shareholders may find more information about the Funds in the following documents:

•	Annual and semi-annual reports
The annual and semi-annual reports contain information about the Funds’ investments and performance, their financial statements, and the independent registered public accounting firm’s reports.  The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the period.

•	Statement of Additional Information
The SAI for the Funds contains additional information about each Fund and its investment policies.  The SAI is legally part of the Funds’ combined prospectus (it is incorporated by reference therein).

Copies have been filed with the SEC.

Shareholders may obtain free copies of these documents, request other information about the Funds and make shareholder inquiries by contacting Firsthand Funds:

By telephone:	1.888.884.2675

By mail:	Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120

On the Internet:	www.firsthandfunds.com

Information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  The reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

APPENDIX A:  GLOSSARY

Term Used in Proxy/Prospectus	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Acquired Funds	TIF and GTF
Adviser	Firsthand Capital Management, Inc.
Advisory Agreements	Master Investment Advisory Agreement between the Adviser and the Trust dated August 10, 2002.
Board	The Board of Trustees of Firsthand Funds
Closing Date	Closing of the Reorganization, expected to occur on or about _______________, 2008
Code	Internal Revenue Code of 1986, as amended
Effective Time of the Reorganization	The date and time, immediately following the Closing Date, at which delivery of shares of TVF to be issued, and liquidation of the Acquired Funds occur.
FCM	Firsthand Capital Management, Inc.
Fund(s)	TIF, GTF and TVF
GTF	Firsthand Global Technology Fund, a series of Firsthand Funds
GTF Reorganization	The reorganization of GTF into TVF
GTF Reorganization Agreement
The Agreement and Plan of Reorganization dated ___________, 2008 by and between Firsthand Funds, on behalf of Firsthand Global Technology Fund, and Firsthand Funds, on behalf of Firsthand Technology Value Fund.

Meeting	The shareholder meeting of GTF and TIF that will be held at _____ A.M., Pacific Time, on _____________, 2008, at _________________________________.
Proxy/Prospectus	This Combined Proxy Statement/Prospectus
Reorganizations	The TIF Reorganization and the GTF Reorganization
Reorganization Agreements	The TIF Reorganization Agreement and the GTF Reorganization Agreement.
SAI	Statement of Additional Information
SEC	United States Securities and Exchange Commission
TIF	Firsthand Technology Innovators Fund, a series of Firsthand Funds
TIF Reorganization	The reorganization of TIF into TVF
TIF Reorganization Agreement
The Agreement and Plan of Reorganization dated ___________, 2008 by and between Firsthand Funds, on behalf of Firsthand Technology Innovators Fund, and Firsthand Funds, on behalf of Firsthand Technology Value Fund.

TVF	Firsthand Technology Value Fund, a series of Firsthand Funds
Trust	Firsthand Funds

APPENDIX B:  AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIRSTHAND TECHNOLOGY VALUE FUND AND FIRSTHAND TECHNOLOGY INNOVATORS FUND

APPENDIX C:  AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIRSTHAND TECHNOLOGY VALUE FUND AND FIRSTHAND GLOBAL TECHNOLOGY FUND

APPENDIX D:  EXPENSE SUMMARIES OF TIF, GTF AND TVF

The following tables describe the fees and expenses associated with holding TIF, GTF and TVF shares.  In particular, the tables (a) compare the fees and expenses as of December 31, 2007, for TIF and GTF (each of which has only one class of shares – Investor Class) and Investor Class shares of TVF, and (b) show the estimated fees and expenses for TVF on a pro forma basis after giving effect to the Reorganizations.

The Fund operating expense levels shown in this Proxy/Prospectus assume net asset levels as of December 31, 2007.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

Investor Class Shares

		Firsthand Technology Innovators Fund	Firsthand Global Technology Fund	Firsthand Technology Value Fund	Pro Forma Firsthand Technology Value Fund
Shareholder Fees (fees paid directly from your investment)
●	Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
●	Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none	none
●	Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (Expenses that are deducted from the Fund’s assets)
●	Management fees	1.50%	1.50%	1.50%	1.50%
●	Distribution (12b-1) and shareholder servicing fees	none	none	none	none
●	Other expenses	0.45%	0.45%	0.43%	0.42%
●	Total annual Fund operating expenses	1.95%	1.95%	1.93%	1.92%

Example
This example is intended to help you compare the cost of investing in TVF, TIF and GTF with the cost of investing in other mutual funds.  This example assumes:  You invest $10,000 in the Investor Class Shares of a Fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the Fund; your investment has a 5% return each year; and the Fund’s operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Firsthand Technology Innovators Fund	$198	$612	$1,050	$2,266
Firsthand Global Technology Fund	$198	$612	$1,050	$2,266
Firsthand Technology Value Fund	$196	$605	$1,040	$2,245
Pro Forma Firsthand Technology Value Fund	$195	$602	$1,035	$2,235

APPENDIX E: COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF TIF, GTF AND TVF

Fundamental Investment Policies and Limitations

Neither of TIF or GTF may:		TVF may not:

1.	Underwrite the securities of other issuers, except that GTF may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.	1.
Underwrite the securities of other issuers, except that TVF may, as indicated in the
Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

2.	Purchase or sell real estate or interests in real estate, but GTF may purchase marketable securities of companies holding real estate or interests in real estate.	2.	Purchase or sell real estate or interests in real estate, but TVF may purchase marketable securities of companies holding real estate or interests in real estate.
3.	Purchase or sell commodities or commodity contracts, including futures contracts, except that GTF may purchase and sell futures contracts to the extent authorized by the Board of Trustees.	3.	Purchase or sell commodities or commodity contracts, including futures contracts.
4.	Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of GTF’s total assets; and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of GTF’s total assets.	4.
Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of TVF’s total assets; and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of TVF’s total assets.

5.	Purchase securities on margin, but GTF may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.	5.	Purchase securities on margin, but TVF may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
6.	Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of GTF’s total assets at the time any borrowing is made. While GTF’s borrowings are in excess of 5% of its total assets, it will not purchase portfolio securities.	6.
Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of TVF’s total assets at the time any borrowing is made. While TVF’s borrowings are in excess of 5% of its total assets, it will not purchase portfolio securities.

7.	Purchase or sell puts and calls on securities, except that GTF may purchase and sell puts and calls on stocks and stock indices.	7.	Purchase or sell puts and calls on securities.
8.	Make short sales of securities.	8.	Make short sales of securities.
9.	Participate on a joint or joint-and-several basis in any securities trading account.	9.	Participate on a joint or joint-and-several basis in any securities trading account.
10.	Purchase the securities of any other investment company except in compliance with the 1940 Act.	10.	Purchase the securities of any other investment company except in compliance with the 1940 Act.

Part B
Statement of Additional Information

Statement of Additional Information
Dated ___________  ___, 2008

FIRSTHAND FUNDS
125 South Market
Suite 1200
San Jose, California 95113
Telephone:  (888) 884-2675

May __, 2008 Special Meeting of Shareholders of Firsthand Technology Innovators Fund and Firsthand Global Technology Fund

This SAI is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Firsthand Technology Innovators Fund (“TIF”) to be held concurrently with a Special Meeting of Shareholders of Firsthand Global Technology Fund (“GTF”) to be held on May __, 2008.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Firsthand Funds at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in this Statement of Additional Information

Further information about Firsthand Technology Innovators Fund, Firsthand Global Technology Fund and Firsthand Technology Value Fund (“TVF”) are contained in (and incorporated herein by reference) in the current prospectuses and combined SAI for the Funds dated April 30, 2007, which have been filed electronically with the SEC.

The Annual Report for TIF, GTF and TVF, including their audited financial statements and related Report of Independent Registered Accounting firm for the year ended December 31, 2007 are incorporated herein by reference.  This report has been filed electronically with the SEC.

1

Table of Contents

General Information	3

2

General Information

The Reorganizations contemplate the transfer of the assets and liabilities of TIF to TVF and those of GTF to TVF, in exchange for shares of the same class (Investor Class) of TVF of equal value.

The shares issued by TVF will have an aggregate dollar value equal to the aggregate dollar value of the shares of TIF and GTF (together, the “Acquired Funds”) that are outstanding immediately before the closing of the Reorganizations.

Immediately after the Closing Date, the Acquired Funds will distribute the Investor Class shares of TVF received in the Reorganizations to its shareholders in liquidation of the TIF and GTF.  Each shareholder owning shares of an Acquired Fund on the Closing Date will receive Investor Class shares of TVF, and will receive any unpaid dividends or distributions (if any) that were declared before the Closing Date on that Acquired Fund’s shares.  Firsthand Funds will establish an account for each former shareholder of TIF and GTF reflecting the number of TVF shares distributed to that shareholder.  If the Reorganization Agreements are approved and consummated, the Acquired Funds will transfer all of their respective assets and liabilities, as of the Closing Date, and all outstanding shares of TIF and GTF will be redeemed and canceled in exchange for shares of TVF.

For further information about the transaction, see the Proxy/Prospectus.

Pro forma financial information has not been provided because the combined net asset value of TIF and GTF does not exceed ten percent of the net asset value of TVF as of the 30th day before the filing date of this registration statement.

3

Part C
Other Information

FIRSTHAND FUNDS

FORM N-14

PART C

OTHER INFORMATION
Item 15.            Indemnification

Under section 3817(a) of the Delaware Statutory Trust Act, a Delaware statutory trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of Firsthand Funds (formerly known as Interactive Investments) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Indemnification provisions exist in the Advisory Agreement, the Administration Agreement and the Distribution Agreement that are substantially identical to those in the Declaration of Trust noted above.

Item 16.                         Exhibits.

Exhibit Number	Description
(1)(a)
Declaration of Trust – Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission (the “SEC”) on May 11, 1999 (“Post-Effective Amendment No. 7”).

(1)(b)	Amendment to Declaration of Trust as adopted on February 14, 1998 – Incorporated by reference to Post-Effective Amendment No. 7.
(1)(c)
Amendment to Declaration of Trust as adopted on August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement as filed with the SEC on December 3, 2001 (“Post-Effective Amendment No. 20”).

(2)(a)
Amended By-Laws as adopted on February 7, 2004 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 27”)

(3)	Not Applicable.
(4)(a)	Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand Technology Innovators Fund – Filed herewith.
(4)(b)	Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand Global Technology Fund – Filed herewith.
(5)	Not Applicable.
(6)(a)
Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc., dated August 10, 2002 with respect to Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund and Firsthand Global Technology Fund – Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2003 (“Post-Effective Amendment No. 26”).

(6)(b)
Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated February 28, 2006 – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 32”).

(6)(c)
Second Amendment to Master Investment Advisory Agreement between Registrant and Firsthand Capital Management, Inc. dated August 11, 2007 (Corrected) – Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement as filed with the SEC on November 7, 2007 (“Post-Effective Amendment No. 37”).

(7)(a)
Amended and Restated Distribution Agreement between Registrant and ALPS Distributors, Inc., dated August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement as filed with the SEC on December 31, 2001 (“Post-Effective Amendment No. 22”).

(7)(b)
Form of Distribution Agreement between Registrant and ALPS Distributors, Inc., dated September 30, 2005 – Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement as filed with the SEC on October 7, 2005 (“Post-Effective Amendment No. 29”).

(8)	Not Applicable.
(9)(a)	Custodian Agreement between Registrant and PFPC Trust Company, dated July 8, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.
(10)	Not Applicable.
(11)	Opinion and Consent of Counsel of Paul, Hastings, Janofsky & Walker LLP – To be filed by amendment.
(12)	Opinion and Consent of Counsel of Paul, Hastings, Janofsky & Walker LLP – To be filed by amendment.
(13)(a)
Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc., dated November 10, 2001 – Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement as filed with the SEC on December 7, 2001 (“Post-Effective Amendment No. 21”).

(13)(b)
First Amendment to Second Amended and Restated Administration Agreement between Registrant and Firsthand Capital Management, Inc. dated as of August 11, 2007 – Incorporated by reference to Post-Effective Amendment No. 37.

(13)(c)	Sub-Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.

(13)(d)	Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc., dated June 2, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.
(13)(e)
Transfer Agency Agreement between Registrant, BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc. dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on April 30, 2007 (“Post-Effective Amendment No. 33”).

(13)(f)	Amended and Restated Omnibus Fee Agreement dated as of April 19, 2006 – Incorporated by reference to Post-Effective Amendment No. 33.
(14)	Consent of Independent Accountants of Tait, Weller & Baker LLP – to be filed by amendment.
(15)	Not Applicable.
(16)	Powers of Attorney – Incorporated by reference to Post-Effective Amendment No. 33.
(17)	Forms of Proxy Ballot – Filed herewith.

Item 17.                       Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganizations within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Jose, in the State of California, on the 21st day of February, 2008.

            FIRSTHAND FUNDS

            By:          /s/ Kevin Landis
            Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

*	Trustee	February 21, 2008
Michael Lynch

*	Trustee	February 21, 2008
Jerry Wong

*	Chairman of the Board of Trustees	February 21, 2008
Kevin Landis

*	Secretary	February 21, 2008
Yakoub Bellawala

* By: /s/ Kevin Landis
Kevin Landis,
attorney-in-fact pursuant to
powers of attorney

INDEX OF EXHIBITS

(4)(a)	Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand Technology Innovators Fund

(4)(b)	Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand Global Technology Fund

(17)	Forms of Proxy Ballot.

1